Summary of Significant Accounting Policies - Impairment of Long-lived Assets (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Customer list | Excel
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived asset	$ 359,890